OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 589		$ 589		$ 760
Non-current lease liabilities	873		873		889
Derivative liabilities	372		372		413
Provisions	93		93		78
Loans and notes payables	0		0		18
Deferred revenue	51		51		4
Total other non-current liabilities	1,978		1,978		$ 2,162
Interest expense on lease liabilities	$ 15	$ 13	$ 29	$ 30